LEASES - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
LEASES
Right-of-use assets	¥ 44,349			$ 6,430
Operating lease liabilities, current	34,975
Long-term operating lease liabilities	¥ 10,139			$ 1,470
Weighted average remaining lease term	1 year 10 months 9 days			1 year 10 months 9 days
Weighted average discount rate	4.25%			4.25%
Lease expenses	¥ 34,596	¥ 21,792	¥ 15,465
Short-term leases not capitalized	2,127	¥ 2,127	¥ 2,127
Cash payments for operating lease liabilities	28,163
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 37,414